Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 – Related Party Transactions

During the three months ended March 31, 2021 and 2020, the Company expensed $897,281 and $515,092, respectively, in insurance expense related to insuring the Company fleet of vehicles from an insurance brokerage firm whose owner is also a stockholder of the Company. At March 31, 2021 and December 31, 2020, $110,762 and $265,257, respectively, was owed to this insurance brokerage from and is included in accounts payable in the accompanying consolidated balance sheets.

The Company’s Executive Chairman and former CEO have made advances the Company. At March 31, 2021, the Company owed its Executive Chairman and former CEO $503,767 and $65,514, respectively. At December 31, 2020, the Company owed its former CEO $100,000.

Note 8 – Related Party Transactions

During the years ended December 31, 2020 and 2019, the Company paid management fees of $0 and $0, respectively, to a company that is owned by the Company’s Chief Executive Officer and director. Beginning on February 1, 2019, the Company entered into a consulting agreement with this individual and paid $167,000 under the consulting agreement. The consulting agreement was terminated effective September 1, 2019. Also during the years ended December 31, 2020, the Company’s CEO and director advanced the Company $250,000 and the Company repaid $150,000. At December 31, 2020, $100,000 was owed to the Company’s CEO and director related to this advance.

During the years ended December 31, 2020 and 2019, the Company expensed $32,173 and $587,261, respectively, in advertising expenses from a company whose CEO was also a former director of the Company. At December 31, 2020 and 2019, $324,920 and $394,183, respectively, was owed to this company and is included in accounts payable in the accompanying consolidated balance sheets.

During the years ended December 31, 2020 and 2019, the Company expensed $2,321,186 and $2,214,985, respectively, in insurance expense related to insuring the Company fleet of vehicles from an insurance brokerage firm whose owner is also a stockholder of the Company. At December 31, 2020 and 2019, $265,257 and $171,665, respectively, was owed to this insurance brokerage from and is included in accounts payable and accrued expenses in the accompanying consolidated balance sheets.